Profit and loss information - Disclosure of income tax benefit (expense) reporting in the income statement (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Analysis of income and expense [abstract]
Current income tax expense	€ (1,435)	€ (1,235)	€ (10,944)	€ (1,887)	€ (946)	€ (18,396)
Adjustment in respect of current income tax of previous periods	1,177	(931)	(456)	975	(927)	(435)
Deferred tax benefit	4,642	12,826	5,745	11,234	18,365	9,879
Income tax benefit / (expense) reported in the income statement	4,384	10,660	(5,655)	10,322	16,492	(8,952)
Of which income tax benefit related to amortization of acquisition related items	2,541	3,767	3,767	6,373	7,533	7,533
Of which tax impact on exceptional items	302	1,690	897	250	1,690	1,123
Of which exceptional income tax benefit / (expense)	€ 179	€ (925)	€ 571	€ (778)	€ (925)	€ (1,058)